Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000226875 | Tencent Holdings9361371
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226875 | China Jushi9361557
Holdings [Line Items]
Percent of Total Investments	3.00%
C000226875 | Inner Mongolia Yili Industrial Group9361563
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226875 | Haier Smart Home9361559
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226875 | Banco do Brasil9361530
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226875 | Taiwan Semiconductor Manufacturing9361477
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226875 | Yageo9361486
Holdings [Line Items]
Percent of Total Investments	2.60%
C000226875 | Samsung Electronics9361439
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | State Bank of India9361406
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | HDFC Bank9361388
Holdings [Line Items]
Percent of Total Investments	2.20%
C000226875 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226875 | Macao
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226875 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000226875 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226875 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000226875 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000226875 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000226875 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226875 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000226875 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000226875 | China
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000226877 | Prosus9361754
Holdings [Line Items]
Percent of Total Investments	5.00%
C000226877 | Kering9361647
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226877 | Nidec9361727
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226877 | Bayer9361612
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226877 | Novo Nordisk9361633
Holdings [Line Items]
Percent of Total Investments	3.40%
C000226877 | Rheinmetall9361629
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226877 | GSK9361668
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226877 | AerCap Holdings9361591
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226877 | Sika9361808
Holdings [Line Items]
Percent of Total Investments	2.20%
C000226877 | AXA9361644
Holdings [Line Items]
Percent of Total Investments	2.20%
C000226877 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226877 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226877 | China
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000226877 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226877 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000226877 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226877 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226877 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226877 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226877 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226877 | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000226877 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243045 | Elevance Health9361863
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243045 | BioMarin Pharmaceutical9361842
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243045 | Mohawk Industries9361903
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243045 | T Rowe Price Group9361941
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243045 | Salesforce9361923
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243045 | Humana9361882
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243045 | Berkshire Hathaway9361839
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243045 | NXP Semiconductors9361908
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243045 | Patterson-UTI Energy9361917
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243045 | Skyworks Solutions9361929
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000243045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%